Derivative Liabilities (Tables)	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule Of Derivative Warrant Liability [Table Text Block]
The following summarizes the changes in the value of the derivative warrant liability from August 1, 2011 until April 30, 2013:
	Value	No. of Warrants
Balance at August 1, 2011 – Derivative warrant liability	$8,745,508	80,234,017
Exercise of warrants classified as derivative liability	(7,230,734)	(49,863,260)
Additional warrants issued in February 2012 financing	1,811,746	13,333,333
Additional warrants from price protection features of existing warrants	1,548,813	11,444,440
Decrease in fair value of derivative warrant liability	(793,706)	n/a
Balance at July 31, 2012 – Derivative warrant liability	$4,081,627	55,148,530
Additional warrants issued in August 2012 financing	624,797	9,375,000
Additional warrants issued in December 2012 financing	762,355	24,999,999
Additional warrants from price protection features of existing warrants	7,484,550	236,219,094
Exercise of warrants	(3,116,589)	(110,405,097)
Decrease in fair value of derivative warrant liability	(6,400,428)	n/a
Balance at April 30, 2013 – Derivative warrant liability	$3,436,312	215,337,526

The following summarizes the changes in the value of the derivative warrant liability from August 1, 2010 until July 31, 2012:

	Value	No. of Warrants
Balance at August 1, 2010 – Derivative warrant liability	$5,679,721	16,503,340
Additional warrants issued in January to April 2011 financings	3,415,536	16,056,000
Additional warrants issued in July 2011 financing	1,871,167	17,166,666
Additional warrants from price protection features of existing warrants	3,867,678	30,508,011
Decrease in fair value of derivative warrant liability	(6,088,594)	n/a
Balance at July 31, 2011 – Derivative warrant liability	8,745,508	80,234,017
Exercise of warrants classified as derivative liability	(7,230,734)	(49,863,260)
Additional warrants issued in February 2012 financing	1,811,746	13,333,333
Additional warrants from price protection features of existing warrants	1,548,813	11,444,440
Decrease in fair value of derivative warrant liability	(793,706)	n/a
Balance at July 31, 2012 – Derivative warrant liability	$4,081,627	55,148,530

Schedule of Derivative Liabilities at Fair Value [Table Text Block]
 The key inputs used in the April 30, 2013 and July 31, 2012 fair value calculations were as follows:
	April 30, 2013	July 31, 2012
	(Unaudited)	(Audited)
Current exercise price	$0.03	$0.15
Time to expiration	3.37 years	3.9 years
Risk-free interest rate	0.50%	0.45%
Estimated volatility	88%	104%
Dividend	-0-	-0-
Stock price at period end date	$0.026	$0.093

The key inputs used in the July 31, 2012 and 2011 fair value calculations were as follows:

	July 31, 2012	July 31, 2011

Current exercise price	$0.15	$0.15 and $0.25
Time to expiration	3.9 years	4.7 years
Risk-free interest rate	0.45%	1.23%
Estimated volatility	104%	108%
Dividend	-0-	-0-
Stock price at period end date	$0.093	$0.13

Schedule Of Derivative Liabilities At Fair Value Of Investment Rights Liability [Table Text Block]

The key inputs used in the fair value calculation at July 31, 2011 were as follows:

July 31, 2011

Underlying number of units of convertible preferred stock	2,575
Underlying number of warrants	17,166,667
Current exercise price of warrants	$0.25
Current conversion price of preferred stock	$0.15
Time to expiration	1.0 years
Risk-free interest rate	1.23%
Estimated volatility	58%
Dividend	-0-
Stock price	$0.13